Income Taxes - Summary of Income Tax Expense (Recovery) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Current tax expense (recovery)
Current tax expense (recovery) for the year	$ 289	$ 81	$ (9)
Current tax recovery on the application of losses from previous business combination to prior years			(138)
Total current tax expense (recovery)	289	81	(147)
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(3,140)	(395)	(474)
Total deferred tax expense (recovery)	(3,140)	(395)	(474)
Tax expense (income)	$ (2,851)	$ (314)	$ (621)